14007531

NASDAQ
THE NASDAQ OMX GROUP

Received SEC

JUN 19 2014

Washington, DC 20549

Lisa Roberts
Vice President
Listing Qualifications

001-35224

By Electronic Mail

June 19, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 12, 2014 The Nasdaq Stock Market (the "Exchange") received from Xunlei Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each representing five common shares

common shares, par value US$0.00025 per share[1]

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

[signature]

[1] Not for trading, but only in connection with the listing of the American depositary shares on The NASDAQ Stock Market LLC.